Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Results of Discontinued Operations
Results of discontinued operations were as follows for the years ended December 31, 2014 (in millions):

Year Ended December 31, 2014
Total revenues, less transaction-based expenses	$347
Operating expenses:
Compensation and benefits	105
Technology and communication	31
Professional services	31
Rent and occupancy	12
Acquisition-related transaction and integration costs	103
Selling, general, administrative	16
Depreciation and amortization	16
Total operating expenses	314
Operating income	33
Other income, net	5
Income tax expense	27
Income from discontinued operations, net of tax	$11